Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Mountain Lake Acquisition Corp.
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 8 — FAIR VALUE MEASUREMENTS

At March 31, 2026, assets held in the Trust Account were comprised of $346 in cash and $243,343,813 in U.S. Treasury securities. During the year ended March 31, 2026, the Company did not withdraw any interest income from the Trust Account.

			Gross
		Amortized	Holding
	Held To Maturity	Cost	Gain	Fair Value
March 31, 2026	U.S. Treasury Securities (Matured on April 9, 2026)	$243,343,813	$14,776	$243,358,589

At December 31, 2025, assets held in the Trust Account were comprised of $1,121 in cash and $241,229,451 in U.S. Treasury securities. During the year ended December 31, 2025, the Company did not withdraw any interest income from the Trust Account.

			Gross
		Amortized	Holding
	Held To Maturity	Cost	Gain	Fair Value
December 31, 2025	U.S. Treasury Securities (Matured on January 8, 2026)	$241,229,451	$58,588	$241,288,039

NOTE 8 — FAIR VALUE MEASUREMENTS

At December 31, 2025, assets held in the Trust Account were comprised of $1,121 in cash and $241,229,451 in U.S. Treasury securities. During the year ended December 31, 2025, the Company did not withdraw any interest income from the Trust Account.

			Gross
		Amortized	Holding
	Held To Maturity	Cost	Gain	Fair Value
December 31, 2025	U.S. Treasury Securities (Matured on January 8, 2026)	$241,229,451	$58,588	$241,288,039

At December 31, 2024, assets held in the Trust Account were comprised of $593 in cash and $231,643,260 in U.S. Treasury securities. During the period from June 14, 2014 (inception) through December 31, 2024, the Company did not withdraw any interest income from the Trust Account.

			Gross
		Amortized	Holding
	Held To Maturity	Cost	Loss	Fair Value
December 31, 2024	U.S. Treasury Securities (Matured on June 12, 2025)	$231,643,260	$(128,995)	$231,514,265

The Public Share Rights have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Share Rights:

December 16,
2024
(Initial
Public
Offering)
Trade price of Unit	$10.94
Risk-free rate	4.17%
Market adjustment(1)	9.2%
Fair value per share right	$0.09
(1)

Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded warrant prices to simulated model outputs.